Discontinued operation of HJX business (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues:
Direct sales	$ 18,942,436	$ 13,361,915	$ 18,003,617
Distribution sales	1,347,851	3,116,540	4,952,548
Cost of revenues:
Direct sales	(5,244,490)	(2,352,556)	(12,537,965)
Distribution sales	(827,495)	(2,877,620)	(2,955,637)
Gross profit	14,218,302	11,248,279	7,462,563
Operating expenses:
Other selling and marketing expenses	(10,114,870)	(7,037,783)	(14,417,878)
General and administrative expenses	(9,759,145)	(14,153,048)	(21,664,447)
Total operating expenses	(18,400,960)	(13,607,198)	(36,573,547)
Income from discontinued operations before income taxes	(3,474,506)	(6,909,067)	(11,746,310)
Income from discontinued operations	(3,474,506)	(6,909,067)	(11,746,310)
HJX business [Member]
Net revenues:
Direct sales	195,589	471,293	1,402,176
Distribution sales	1,771,829	7,578,128	23,187,270
Total net revenues	1,967,418	8,049,421	24,589,446
Cost of revenues:
Direct sales	(185,664)	(375,834)	(850,458)
Distribution sales	(2,187,001)	(6,366,283)	(18,543,098)
Total cost of revenues	(2,372,665)	(6,742,117)	(19,393,556)
Gross profit	(405,247)	1,307,304	5,195,890
Operating expenses:
Other selling and marketing expenses	(1,922,342)	(5,932,307)	(10,767,567)
General and administrative expenses	(1,146,917)	(2,284,064)	(6,174,634)
Total operating expenses	(3,069,259)	(8,216,371)	(16,942,200)
Income from discontinued operations before income taxes	(3,474,506)	(6,909,067)	(11,746,310)
Income tax expense	0	0	0
Income from discontinued operations	$ (3,474,506)	$ (6,909,067)	$ (11,746,310)